Average Annual Total Returns		12 Months Ended	57 Months Ended	60 Months Ended	95 Months Ended	109 Months Ended	117 Months Ended	120 Months Ended	124 Months Ended	130 Months Ended	179 Months Ended	185 Months Ended	186 Months Ended	215 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
American Funds 2065 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.60%	13.19%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.01%	12.67%
American Funds 2065 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.59%	10.51%
American Funds 2065 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.43%	13.83%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.64%	15.03%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.58%	14.95%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.21%	14.65%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.64%	15.03%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.48%	14.87%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.61%	14.98%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	14.65%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	14.30%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.38%	13.78%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.44%	14.05%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.69%	14.13%
Performance Inception Date	Mar. 27, 2020
American Funds 2065 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	21.13%
American Funds 2065 Target Date Retirement Fund | S&P Target Date 2065+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	15.59%
American Funds 2065 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.89%)
American Funds 2060 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.64%		7.92%			8.53%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.92%		7.08%			7.81%
American Funds 2060 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.71%		6.15%			6.82%
American Funds 2060 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.38%		8.42%			8.52%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.26%		9.20%			9.18%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.57%		9.51%			9.45%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.62%		9.58%	10.49%
Performance Inception Date	Jan. 27, 2017
American Funds 2060 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.25%		9.22%			9.18%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.64%		9.54%			9.50%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.60%		9.59%			9.55%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.35%		8.39%			8.42%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.34%		8.40%			8.37%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.72%		8.72%			8.74%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.93%		8.88%			8.84%
Performance Inception Date	Mar. 27, 2015
American Funds 2060 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.51%		9.44%		10.06%
Performance Inception Date	Nov. 20, 2015
American Funds 2060 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%			13.37%
American Funds 2060 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)			1.23%
American Funds 2060 Target Date Retirement Fund | S&P Target Date 2060 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.44%		9.14%			8.81%
American Funds 2055 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.52%		7.96%				8.57%			9.77%
Performance Inception Date	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.77%		7.02%				7.67%
American Funds 2055 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.67%		6.16%				6.80%
American Funds 2055 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.33%		8.44%				8.55%		8.43%
Performance Inception Date	Feb. 21, 2014
American Funds 2055 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.16%		9.21%				9.18%		9.01%
Performance Inception Date	Feb. 21, 2014
American Funds 2055 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.49%		9.51%				9.47%		9.29%
Performance Inception Date	Feb. 21, 2014
American Funds 2055 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.55%		9.61%	10.51%
Performance Inception Date	Jan. 27, 2017
American Funds 2055 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.31%		8.40%				8.35%			9.34%
Performance Inception Date	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.32%		8.41%				8.39%			9.38%
Performance Inception Date	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.81%		8.89%				8.85%			9.84%
Performance Inception Date	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.16%		9.22%				9.19%			10.18%
Performance Inception Date	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.51%		9.56%				9.52%			10.51%
Performance Inception Date	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.58%		9.60%				9.57%			10.56%
Performance Inception Date	Feb. 01, 2010
American Funds 2055 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.60%		8.73%				8.74%	8.43%
Performance Inception Date	Aug. 29, 2014
American Funds 2055 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.37%		9.44%		10.07%
Performance Inception Date	Nov. 20, 2015
American Funds 2055 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%			14.14%
American Funds 2055 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%			2.29%
American Funds 2055 Target Date Retirement Fund | S&P Target Date 2055 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.32%		9.11%				8.84%			9.91%
American Funds 2050 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.44%		7.99%				8.59%						7.45%
Performance Inception Date	Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.66%		7.01%				7.63%
American Funds 2050 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.63%		6.18%				6.79%
American Funds 2050 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.23%		8.47%				8.57%		8.45%
Performance Inception Date	Feb. 21, 2014
American Funds 2050 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.01%		9.24%				9.20%		9.03%
Performance Inception Date	Feb. 21, 2014
American Funds 2050 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.29%		9.54%				9.49%		9.31%
Performance Inception Date	Feb. 21, 2014
American Funds 2050 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.45%		9.65%	10.53%
Performance Inception Date	Jan. 27, 2017
American Funds 2050 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.18%		8.44%				8.37%						6.96%
Performance Inception Date	Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.20%		8.44%				8.41%						7.00%
Performance Inception Date	Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.65%		8.93%				8.88%						7.44%
Performance Inception Date	Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.02%		9.25%				9.21%						7.78%
Performance Inception Date	Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.37%		9.58%				9.53%						8.11%
Performance Inception Date	Feb. 01, 2007
American Funds 2050 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.43%		9.64%				9.60%					11.52%
Performance Inception Date	Jul. 13, 2009
American Funds 2050 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.52%		8.76%				8.74%	8.44%
Performance Inception Date	Aug. 29, 2014
American Funds 2050 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.28%		9.48%		10.09%
Performance Inception Date	Nov. 20, 2015
American Funds 2050 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2050 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2050 Target Date Retirement Fund | S&P Target Date 2050 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%		9.06%				8.77%					10.78%
American Funds 2045 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.19%		7.95%				8.52%						7.41%
Performance Inception Date	Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.39%		6.96%				7.56%
American Funds 2045 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.48%		6.14%				6.74%
American Funds 2045 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.98%		8.43%				8.50%		8.39%
Performance Inception Date	Feb. 21, 2014
American Funds 2045 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		14.82%		9.21%				9.13%		8.96%
Performance Inception Date	Feb. 21, 2014
American Funds 2045 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.14%		9.51%				9.43%		9.25%
Performance Inception Date	Feb. 21, 2014
American Funds 2045 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.20%		9.60%	10.46%
Performance Inception Date	Jan. 27, 2017
American Funds 2045 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		13.98%		8.40%				8.31%						6.93%
Performance Inception Date	Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		13.99%		8.41%				8.34%						6.96%
Performance Inception Date	Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.44%		8.89%				8.81%						7.41%
Performance Inception Date	Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		14.82%		9.22%				9.14%						7.75%
Performance Inception Date	Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.15%		9.55%				9.47%						8.07%
Performance Inception Date	Feb. 01, 2007
American Funds 2045 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.17%		9.60%				9.52%					11.48%
Performance Inception Date	Jul. 13, 2009
American Funds 2045 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.31%		8.73%				8.69%	8.38%
Performance Inception Date	Aug. 29, 2014
American Funds 2045 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.03%		9.44%		10.02%
Performance Inception Date	Nov. 20, 2015
American Funds 2045 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2045 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2045 Target Date Retirement Fund | S&P Target Date 2045 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.58%		8.75%				8.54%					10.57%
American Funds 2040 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.77%		7.76%				8.34%						7.31%
Performance Inception Date	Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.91%		6.74%				7.34%
American Funds 2040 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.22%		5.97%				6.57%
American Funds 2040 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.54%		8.23%				8.32%		8.22%
Performance Inception Date	Feb. 21, 2014
American Funds 2040 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		14.35%		9.00%				8.96%		8.79%
Performance Inception Date	Feb. 21, 2014
American Funds 2040 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		14.70%		9.31%				9.25%		9.09%
Performance Inception Date	Feb. 21, 2014
American Funds 2040 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		14.75%		9.39%	10.26%
Performance Inception Date	Jan. 27, 2017
American Funds 2040 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		13.49%		8.19%				8.13%						6.83%
Performance Inception Date	Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		13.51%		8.21%				8.16%						6.86%
Performance Inception Date	Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.03%		8.70%				8.64%						7.31%
Performance Inception Date	Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		14.37%		9.02%				8.97%						7.65%
Performance Inception Date	Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		14.67%		9.34%				9.29%						7.97%
Performance Inception Date	Feb. 01, 2007
American Funds 2040 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		14.79%		9.40%				9.35%				10.82%
Performance Inception Date	Jul. 27, 2009
American Funds 2040 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		13.88%		8.53%				8.51%	8.20%
Performance Inception Date	Aug. 29, 2014
American Funds 2040 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		14.57%		9.24%		9.83%
Performance Inception Date	Nov. 20, 2015
American Funds 2040 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%				14.48%
American Funds 2040 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%				2.52%
American Funds 2040 Target Date Retirement Fund | S&P Target Date 2040 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.87%		8.27%				8.19%				9.69%
American Funds 2035 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.93%		6.81%				7.71%						6.93%
Performance Inception Date	Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.81%		5.73%				6.67%
American Funds 2035 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.15%		5.18%				6.01%
American Funds 2035 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.56%		7.29%				7.69%		7.64%
Performance Inception Date	Feb. 21, 2014
American Funds 2035 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		12.40%		8.05%				8.32%		8.21%
Performance Inception Date	Feb. 21, 2014
American Funds 2035 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		12.66%		8.36%				8.62%		8.51%
Performance Inception Date	Feb. 21, 2014
American Funds 2035 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		12.72%		8.44%	9.49%
Performance Inception Date	Jan. 27, 2017
American Funds 2035 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		11.56%		7.26%				7.52%						6.46%
Performance Inception Date	Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		11.56%		7.26%				7.53%						6.49%
Performance Inception Date	Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		12.05%		7.74%				8.01%						6.94%
Performance Inception Date	Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		12.39%		8.06%				8.33%						7.27%
Performance Inception Date	Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		12.73%		8.39%				8.65%						7.59%
Performance Inception Date	Feb. 01, 2007
American Funds 2035 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		12.73%		8.43%				8.71%					10.90%
Performance Inception Date	Jul. 13, 2009
American Funds 2035 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		11.87%		7.57%				7.87%	7.59%
Performance Inception Date	Aug. 29, 2014
American Funds 2035 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		12.63%		8.29%		9.14%
Performance Inception Date	Nov. 20, 2015
American Funds 2035 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2035 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2035 Target Date Retirement Fund | S&P Target Date 2035 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.38%		7.44%				7.60%					9.73%
American Funds 2030 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.17%		5.57%				6.63%						6.33%
Performance Inception Date	Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.11%		4.46%				5.59%
American Funds 2030 Target Date Retirement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.93%		4.16%				5.10%
American Funds 2030 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.71%		6.04%				6.62%		6.65%
Performance Inception Date	Feb. 21, 2014
American Funds 2030 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		10.51%		6.79%				7.24%		7.22%
Performance Inception Date	Feb. 21, 2014
American Funds 2030 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		10.77%		7.08%				7.53%		7.51%
Performance Inception Date	Feb. 21, 2014
American Funds 2030 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		10.84%		7.18%	8.22%
Performance Inception Date	Jan. 27, 2017
American Funds 2030 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		9.67%		6.01%				6.44%						5.87%
Performance Inception Date	Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		9.70%		6.01%				6.46%						5.89%
Performance Inception Date	Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		10.15%		6.49%				6.93%						6.34%
Performance Inception Date	Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		10.49%		6.80%				7.25%						6.67%
Performance Inception Date	Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		10.81%		7.12%				7.57%						6.99%
Performance Inception Date	Feb. 01, 2007
American Funds 2030 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		10.86%		7.18%				7.63%					10.16%
Performance Inception Date	Jul. 13, 2009
American Funds 2030 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		9.96%		6.32%				6.78%	6.55%
Performance Inception Date	Aug. 29, 2014
American Funds 2030 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		10.74%		7.02%		7.97%
Performance Inception Date	Nov. 20, 2015
American Funds 2030 Target Date Retirement Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2030 Target Date Retirement Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2030 Target Date Retirement Fund | S&P Target Date 2030 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.90%		6.46%				6.87%					9.05%
American Funds 2025 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.69%		4.63%				5.68%						5.64%
Performance Inception Date	Feb. 01, 2007
American Funds 2025 Target Date Retirement Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.24%		3.42%				4.59%
American Funds 2025 Target Date Retirement Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.20%		3.37%				4.28%
American Funds 2025 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.13%		5.11%				5.68%		5.75%
Performance Inception Date	Feb. 21, 2014
American Funds 2025 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		8.89%		5.85%				6.29%		6.31%
Performance Inception Date	Feb. 21, 2014
American Funds 2025 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		9.18%		6.15%				6.57%		6.60%
Performance Inception Date	Feb. 21, 2014
American Funds 2025 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		9.31%		6.25%	7.18%
Performance Inception Date	Jan. 27, 2017
American Funds 2025 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		8.12%		5.07%				5.49%						5.18%
Performance Inception Date	Feb. 01, 2007
American Funds 2025 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		8.12%		5.08%				5.51%						5.20%
Performance Inception Date	Feb. 01, 2007
American Funds 2025 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		8.64%		5.56%				5.98%						5.65%
Performance Inception Date	Feb. 01, 2007
American Funds 2025 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		8.94%		5.86%				6.30%						5.98%
Performance Inception Date	Feb. 01, 2007
American Funds 2025 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		9.25%		6.19%				6.62%						6.30%
Performance Inception Date	Feb. 01, 2007
American Funds 2025 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		9.34%		6.23%				6.68%					9.30%
Performance Inception Date	Jul. 13, 2009
American Funds 2025 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		8.41%		5.39%				5.85%	5.64%
Performance Inception Date	Aug. 29, 2014
American Funds 2025 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		9.20%		6.09%		6.99%
Performance Inception Date	Nov. 20, 2015
American Funds 2025 Target Date Retirement Income Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2025 Target Date Retirement Income Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2025 Target Date Retirement Income Fund | S&P Target Date 2025 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.44%		5.55%				6.14%					8.32%
American Funds 2020 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.39%		4.03%				5.01%						5.00%
Performance Inception Date	Feb. 01, 2007
American Funds 2020 Target Date Retirement Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.92%		2.75%				3.90%
American Funds 2020 Target Date Retirement Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.00%		2.86%				3.71%
American Funds 2020 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.79%		4.50%				5.01%		5.14%
Performance Inception Date	Feb. 21, 2014
American Funds 2020 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		8.66%		5.25%				5.62%		5.70%
Performance Inception Date	Feb. 21, 2014
American Funds 2020 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		8.92%		5.54%				5.90%		5.99%
Performance Inception Date	Feb. 21, 2014
American Funds 2020 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		8.98%		5.63%	6.41%
Performance Inception Date	Jan. 27, 2017
American Funds 2020 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		7.89%		4.49%				4.83%						4.55%
Performance Inception Date	Feb. 01, 2007
American Funds 2020 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		7.77%		4.47%				4.85%						4.58%
Performance Inception Date	Feb. 01, 2007
American Funds 2020 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		8.24%		4.94%				5.30%						5.01%
Performance Inception Date	Feb. 01, 2007
American Funds 2020 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		8.68%		5.27%				5.63%						5.35%
Performance Inception Date	Feb. 01, 2007
American Funds 2020 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		8.93%		5.57%				5.95%						5.66%
Performance Inception Date	Feb. 01, 2007
American Funds 2020 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		8.94%		5.63%				6.00%					8.36%
Performance Inception Date	Jul. 13, 2009
American Funds 2020 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		8.10%		4.79%				5.18%	5.01%
Performance Inception Date	Aug. 29, 2014
American Funds 2020 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		8.78%		5.47%		6.26%
Performance Inception Date	Nov. 20, 2015
American Funds 2020 Target Date Retirement Income Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2020 Target Date Retirement Income Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2020 Target Date Retirement Income Fund | S&P Target Date 2020 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.09%		4.88%				5.52%					7.61%
American Funds 2015 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.82%		3.70%				4.58%						4.70%
Performance Inception Date	Feb. 01, 2007
American Funds 2015 Target Date Retirement Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.30%		2.46%				3.44%
American Funds 2015 Target Date Retirement Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.63%		2.58%				3.33%
American Funds 2015 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.32%		4.15%				4.57%		4.73%
Performance Inception Date	Feb. 21, 2014
American Funds 2015 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		7.98%		4.88%				5.18%		5.28%
Performance Inception Date	Feb. 21, 2014
American Funds 2015 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		8.35%		5.18%				5.47%		5.57%
Performance Inception Date	Feb. 21, 2014
American Funds 2015 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		8.43%		5.28%	5.95%
Performance Inception Date	Jan. 27, 2017
American Funds 2015 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		7.76%		4.61%				4.88%						4.71%
Performance Inception Date	Feb. 01, 2007
American Funds 2015 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		8.02%		4.90%				5.19%						5.04%
Performance Inception Date	Feb. 01, 2007
American Funds 2015 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		8.39%		5.22%				5.50%						5.35%
Performance Inception Date	Feb. 01, 2007
American Funds 2015 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		7.21%		4.11%				4.39%						4.24%
Performance Inception Date	Feb. 01, 2007
American Funds 2015 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		7.25%		4.11%				4.41%						4.28%
Performance Inception Date	Feb. 01, 2007
American Funds 2015 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		8.50%		5.29%				5.57%					7.74%
Performance Inception Date	Jul. 13, 2009
American Funds 2015 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		7.54%		4.43%				4.76%	4.61%
Performance Inception Date	Aug. 29, 2014
American Funds 2015 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		8.30%		5.12%		5.89%
Performance Inception Date	Nov. 20, 2015
American Funds 2015 Target Date Retirement Income Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2015 Target Date Retirement Income Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2015 Target Date Retirement Income Fund | S&P Target Date 2015 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.25%		4.56%				5.11%					6.97%
American Funds 2010 Target Date Retirement Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.62%		3.42%				4.27%						4.40%
Performance Inception Date	Feb. 01, 2007
American Funds 2010 Target Date Retirement Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.12%		2.26%				3.22%
American Funds 2010 Target Date Retirement Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.48%		2.36%				3.09%
American Funds 2010 Target Date Retirement Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.01%		3.87%				4.27%		4.44%
Performance Inception Date	Feb. 21, 2014
American Funds 2010 Target Date Retirement Income Fund | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		7.83%		4.62%				4.86%		4.99%
Performance Inception Date	Feb. 21, 2014
American Funds 2010 Target Date Retirement Income Fund | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		8.11%		4.91%				5.15%		5.27%
Performance Inception Date	Feb. 21, 2014
American Funds 2010 Target Date Retirement Income Fund | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		8.19%		5.00%	5.61%
Performance Inception Date	Jan. 27, 2017
American Funds 2010 Target Date Retirement Income Fund | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		6.94%		3.87%				4.08%						3.96%
Performance Inception Date	Feb. 01, 2007
American Funds 2010 Target Date Retirement Income Fund | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		7.05%		3.85%				4.10%						3.99%
Performance Inception Date	Feb. 01, 2007
American Funds 2010 Target Date Retirement Income Fund | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		4.31%				4.55%						4.42%
Performance Inception Date	Feb. 01, 2007
American Funds 2010 Target Date Retirement Income Fund | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		7.85%		4.63%				4.88%						4.75%
Performance Inception Date	Feb. 01, 2007
American Funds 2010 Target Date Retirement Income Fund | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		8.16%		4.95%				5.19%						5.06%
Performance Inception Date	Feb. 01, 2007
American Funds 2010 Target Date Retirement Income Fund | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		8.16%		4.99%				5.24%					7.29%
Performance Inception Date	Jul. 13, 2009
American Funds 2010 Target Date Retirement Income Fund | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		7.27%		4.15%				4.44%	4.30%
Performance Inception Date	Aug. 29, 2014
American Funds 2010 Target Date Retirement Income Fund | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		8.05%		4.84%		5.57%
Performance Inception Date	Nov. 20, 2015
American Funds 2010 Target Date Retirement Income Fund | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%				13.10%					15.08%
American Funds 2010 Target Date Retirement Income Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)				1.35%					2.48%
American Funds 2010 Target Date Retirement Income Fund | S&P Target Date 2010 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.74%		4.17%				4.66%					6.22%